Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Debt

The Company’s outstanding debt as of December 31, 2025 and 2024, consisted of the following:

	December 31, 2025	December 31, 2024
Term loan	$200,000	$-
Total debt	200,000	-
Less: deferred financing fee	(141,350)	-
Total debt, net of issuance costs	58,650	-
Less: current portion	-	-
Long-term portion of debt	$58,650	$-